Investments - Summary Of Investments Accounted for Using Equity Method (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020		Jun. 30, 2019
Text Block Abstract [Abstract]
Beginning balance	£ 7.0	[1]	£ 3.4	[1]	£ 0.8		£ 0.9
Exchange differences	(0.5)		0.1				(0.1)
Additions			0.1		2.2
Revaluation to fair value	(3.1)		(0.1)		4.0
Ending balance	£ 3.4	[1]	£ 3.5		£ 7.0	[1]	£ 0.8

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.